Right of Use Assets and Lease Liabilities - Summary of Maturity Analysis of Lease Liabilities (Detail) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	€ 32,328	€ 35,387
6 months or less
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	1,980	1,892
6 months to 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	2,035	1,952
From 1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	3,581	3,879
From 2 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	9,721	9,844
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Contractual maturity of lease liabilities	€ 15,011	€ 17,820